Capital structure, Share Capital, Issued Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Ordinary shares [Abstract]
2,098,818,267 (2022: 2,091,299,420) ordinary shares, fully paid	$ 255,364	$ 254,273	$ 174,390	$ 114,927
Number of ordinary shares issued, fully paid (in shares)	2,098,818,267	2,091,299,420	1,896,676,204	1,680,202,466